Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation	However, the Company’s UK, Polish and Singaporean subsidiaries and Maltese VIE (please read Note 9—Variable Interest Entities to our consolidated financial statements) are subject to local taxes.

	2018 (in thousands)	2019 (in thousands)	2020 (in thousands)
(Loss)/income before income taxes and share of result of equity accounted joint ventures	$(5,368)	$(15,129)	$1,279
Tax expense at statutory rate	—	—	—

Total statutory tax charge	—	—	—
Tax charge in UK subsidiaries	254	199	416
Tax charge in Polish subsidiary	(147)	(65)	31
Tax charge in Singapore subsidiary	226	213	77
Tax charge in Maltese VIE ( note 9 )	—	5	93

Total tax charge	$333	$352	$617

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2019 and 2020 are in the following table.

	2019 (in thousands)	2020 (in thousands)
Deferred tax asset
Net operating losses carry forwards	$19,638	$19,601
Total deferred tax assets	19,638	19,601
Less valuation allowance	(1,731)	(3,735)

Deferred tax asset, net of valuation allowance	17,907	15,866

Deferred tax liabilities
Investment in joint venture	17,449	15,445
Other temporary differences	26	32

Total deferred tax liabilities	$17,475	$15,477

Net deferred tax asset	432	389